Finance Lease (Tables)	12 Months Ended
Dec. 31, 2019
Finance Lease
Schedule of components of capital leases obligation
	December 31, 2019	December 31, 2018

Gross finance lease obligation	$157,047	$210,891
Less: Discount on finance lease obligation	13,173	23,141
	143,874	187,750
Less: Current portion of finance lease obligation	46,555	43,877
Net present value of finance lease obligation, net of current portion	$97,319	$143,873

Schedule of net minimum payments on capital lease
	2020	2021	2022	Total
Minimum lease payments	$53,845	$53,845	$49,357	$157,047
Less: Amortization of discount	7,290	4,449	1,434	13,173
Finance lease obligation	$46,555	$49,396	$47,923	$143,874